Exploration and Evaluation Assets - Summary of Capitalized Costs on Projects (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	$ 326,543
Exploration and evaluation assets, ending balance	405,248	$ 326,543
Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	28,353	28,471
Additions	10	27
Dispositions	(42)	(145)
Exploration and evaluation assets, ending balance	28,321	28,353
Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	298,190	246,251
Expense arising from exploration for and evaluation of mineral resources	78,737	51,939
Exploration and evaluation assets, ending balance	376,927	298,190
Rook 1 Property [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	261,176
Exploration and evaluation assets, ending balance	329,247	261,176
Rook 1 Property [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	235	235
Additions	0	0
Dispositions	0	0
Exploration and evaluation assets, ending balance	235	235
Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	260,941	216,350
Expense arising from exploration for and evaluation of mineral resources	68,071	44,591
Exploration and evaluation assets, ending balance	329,012	260,941
Other Athabasca Basin Properties [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	10,638
Exploration and evaluation assets, ending balance	11,061	10,638
Other Athabasca Basin Properties [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	1,458	1,458
Additions	0	0
Dispositions	0	0
Exploration and evaluation assets, ending balance	1,458	1,458
Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	9,180	9,173
Expense arising from exploration for and evaluation of mineral resources	423	7
Exploration and evaluation assets, ending balance	9,603	9,180
General exploration and drilling [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	13,318	10,117
General exploration and drilling [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	7,705	6,502
General exploration and drilling [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Environmental, permitting, and engagement [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	12,005	15,156
Environmental, permitting, and engagement [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	12,005	15,154
Environmental, permitting, and engagement [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	32,703	13,894
Technical, engineering and design [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	32,703	13,893
Technical, engineering and design [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	190	333
Geochemistry and assays [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Geochemistry and assays [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	3,957	898
Geological and Geophysical [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,941	116
Geological and Geophysical [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	423	7
Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	9,654	5,740
Labour and Wages [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	8,818	4,925
Labour and Wages [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,364	5,257
Share-based Payments [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	4,532	3,696
Share-based Payments [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	545	544
Travel [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	367	305
Travel [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
IsoEnergy Ltd. [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	54,729
Exploration and evaluation assets, ending balance	64,940	54,729
IsoEnergy Ltd. [member] | Acquisition cost [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	26,660	26,778
Additions	10	27
Dispositions	(42)	(145)
Exploration and evaluation assets, ending balance	26,628	26,660
IsoEnergy Ltd. [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	28,069	20,728
Expense arising from exploration for and evaluation of mineral resources	10,243	7,341
Exploration and evaluation assets, ending balance	38,312	28,069
IsoEnergy Ltd. [member] | General exploration and drilling [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,613	3,615
IsoEnergy Ltd. [member] | Environmental, permitting, and engagement [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	2
IsoEnergy Ltd. [member] | Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	1
IsoEnergy Ltd. [member] | Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	190	333
IsoEnergy Ltd. [member] | Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,593	775
IsoEnergy Ltd. [member] | Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	836	815
IsoEnergy Ltd. [member] | Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,832	1,561
IsoEnergy Ltd. [member] | Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 178	$ 239